Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 32.2%
	Shares	Value ($)
International 8.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	2,514,772	30,906,545
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	2,599,225	26,044,235
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares(a)	4,500,602	47,256,322
Variable Portfolio - Partners International Growth Fund, Class 1 Shares(a)	1,448,014	17,810,572
Variable Portfolio - Partners International Value Fund, Class 1 Shares(a)	2,113,840	16,445,680
Total		138,463,354
U.S. Large Cap 18.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	946,986	27,159,570
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,320,218	79,239,463
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	685,975	18,150,894
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	952,506	25,174,719
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,014,023	12,959,216
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	551,182	13,801,603
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	502,224	22,901,424
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	538,900	23,205,043
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	557,887	14,968,108
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	418,726	22,519,098
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	610,815	13,615,055
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	1,250,335	30,370,632
Total		304,064,825
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 2.2%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	187,197	7,252,028
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	306,835	6,977,437
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	380,246	10,342,698
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	309,492	10,615,558
Total		35,187,721
U.S. Small Cap 2.6%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	594,103	7,182,701
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	337,558	7,885,366
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	477,884	13,036,672
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	589,618	13,466,873
Total		41,571,612
Total Equity Funds (Cost $358,924,712)		519,287,512

Exchange-Traded Equity Funds 3.1%

International Mid Large Cap 0.8%
iShares MSCI EAFE ETF	193,987	12,347,273
U.S. Large Cap 2.3%
SPDR S&P 500 ETF Trust	113,625	38,051,876
Total Exchange-Traded Equity Funds (Cost $32,405,573)		50,399,149

Exchange-Traded Fixed Income Funds 6.2%

Investment Grade 6.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	518,500	69,847,135
Vanguard Intermediate-Term Corporate Bond ETF	320,000	30,656,000
Total		100,503,135
Total Exchange-Traded Fixed Income Funds (Cost $95,344,731)		100,503,135

Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2020 (Unaudited)
Fixed Income Funds 39.8%
	Shares	Value ($)
Investment Grade 39.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	11,306,396	126,292,439
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,837,098	37,987,269
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,472,626	66,547,137
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,435,250	36,860,234
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,558,411	86,392,635
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	11,159,658	126,773,713
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,227,074	12,626,588
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	12,721,312	147,567,225
Total		641,047,240
Total Fixed Income Funds (Cost $595,312,208)		641,047,240

Residential Mortgage-Backed Securities - Agency 10.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2035	2.500%	44,021,000	45,967,554
10/19/2035- 10/14/2050	3.000%	73,684,000	77,243,782
10/14/2050	3.500%	41,111,000	43,344,804
Total Residential Mortgage-Backed Securities - Agency (Cost $166,870,385)			166,556,140
Options Purchased Puts 0.8%
Value ($)
(Cost $16,734,928)	13,320,535

Money Market Funds 17.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(a),(d)	276,516,132	276,488,480
Total Money Market Funds (Cost $276,483,094)		276,488,480
Total Investments in Securities (Cost: $1,542,075,631)		1,767,602,191
Other Assets & Liabilities, Net		(155,433,337)
Net Assets		1,612,168,854

At September 30, 2020, securities and/or cash totaling $12,349,222 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	46	12/2020	USD	3,294,980	—	(31,772)
EURO STOXX 50 Index	141	12/2020	EUR	4,503,540	—	(183,245)
Japanese Yen	29	12/2020	USD	3,439,219	12,662	—
New Zealand Dollar	10	12/2020	USD	661,300	—	(2,388)
S&P 500 Index E-mini	369	12/2020	USD	61,844,400	400,372	—
SPI 200 Index	31	12/2020	AUD	4,496,550	—	(23,755)
TOPIX Index	30	12/2020	JPY	487,650,000	95,979	—
U.S. Long Bond	248	12/2020	USD	43,717,750	—	(354,460)
U.S. Treasury 10-Year Note	299	12/2020	USD	41,719,844	20,895	—
U.S. Treasury 10-Year Note	20	12/2020	USD	2,790,625	—	(814)
2	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	178	12/2020	USD	39,331,047	8,008	—
U.S. Treasury 5-Year Note	621	12/2020	USD	78,265,406	32,539	—
U.S. Ultra Treasury Bond	54	12/2020	USD	11,977,875	—	(159,234)
Total					570,455	(755,668)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
British Pound	(2)	12/2020	USD	(161,300)	1,376	—
Canadian Dollar	(7)	12/2020	USD	(525,910)	4,485	—
Euro FX	(6)	12/2020	USD	(880,163)	7,293	—
FTSE 100 Index	(36)	12/2020	GBP	(2,102,940)	73,558	—
Hang Seng Index	(35)	10/2020	HKD	(41,002,500)	3,900	—
MSCI Singapore Index	(18)	10/2020	SGD	(508,860)	—	(1,247)
OMXS30 Index	(105)	10/2020	SEK	(19,228,125)	—	(36,125)
Russell 2000 Index E-mini	(230)	12/2020	USD	(17,300,600)	—	(24,720)
S&P 500 Index E-mini	(52)	12/2020	USD	(8,715,200)	—	(321,173)
S&P/TSX 60 Index	(44)	12/2020	CAD	(8,461,200)	3,768	—
Swiss Franc	(22)	12/2020	USD	(2,991,175)	15,317	—
Total					109,697	(383,265)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	168,150,000	500	2,500.00	12/17/2021	8,434,359	6,025,000
S&P 500 Index	JPMorgan	USD	135,528,900	403	2,600.00	12/17/2021	6,787,839	5,639,985
S&P 500 Index	JPMorgan	USD	30,267,000	90	2,800.00	12/17/2021	1,512,730	1,655,550
Total							16,734,928	13,320,535
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	279,577,260	260,069,426	(263,171,283)	13,077	276,488,480	—	6,137	2,673,271	276,516,132
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	26,081,069	697,568	(1,169,800)	1,550,733	27,159,570	—	439,437	—	946,986
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	76,543,935	3,106,483	(2,670,975)	2,260,020	79,239,463	—	284,677	—	1,320,218
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	17,903,007	2,091,919	(36,219)	(1,807,813)	18,150,894	—	2,735	—	685,975
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	117,907,590	6,961,365	(4,060,636)	5,484,120	126,292,439	1,421,218	93,149	3,513,328	11,306,396
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	23,914,473	238,845	(2,094,966)	3,116,367	25,174,719	—	1,605,091	—	952,506
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	35,856,087	2,255,694	(660,328)	535,816	37,987,269	—	(45,677)	997,857	3,837,098
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	62,599,357	3,633,490	(5,445,477)	5,759,767	66,547,137	971,718	805,868	1,735,293	5,472,626
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	6,764,205	176,087	(563,352)	875,088	7,252,028	—	256,944	—	187,197
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	—	29,942,565	(26,071)	990,051	30,906,545	362,672	(1)	230,652	2,514,772
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	12,421,820	293,719	(625,289)	868,966	12,959,216	—	110,278	—	1,014,023
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	13,679,283	1,417,961	(170,951)	(1,124,690)	13,801,603	—	31,518	—	551,182
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	6,790,011	951,763	(88,904)	(675,433)	6,977,437	—	493	—	306,835
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	6,418,653	2,153,842	—	(1,389,794)	7,182,701	304,603	—	44,227	594,103
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	6,326,936	296,757	(598,306)	1,859,979	7,885,366	135,821	130,594	—	337,558
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	1,622,596	—	(1,010,188)	(612,408)	—	—	108,545	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	34,665,227	2,677,684	(836,292)	353,615	36,860,234	128,444	4,113	933,012	3,435,250
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	81,215,008	4,109,042	(1,978,608)	3,047,193	86,392,635	—	(9,596)	1,654,729	7,558,411
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	48,290,833	5,729,317	(25,229,634)	(2,746,281)	26,044,235	—	(2,449,846)	211,789	2,599,225
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	21,528,957	163,713	(1,826,653)	3,035,407	22,901,424	—	1,334,154	—	502,224
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	21,495,654	311,692	(2,134,840)	3,532,537	23,205,043	—	1,303,003	—	538,900
CTIVP® – MFS® Value Fund, Class 1 Shares
	14,613,026	1,471,723	(81,857)	(1,034,784)	14,968,108	—	9,115	—	557,887
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	21,016,006	456,934	(4,674,351)	5,720,509	22,519,098	—	4,050,560	—	418,726
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	13,483,531	2,037,440	(43,562)	(1,862,354)	13,615,055	—	4,368	—	610,815
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	118,979,974	8,310,060	(4,147,074)	3,630,753	126,773,713	2,027,924	113,463	2,867,611	11,159,658
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	10,074,114	1,226,519	(79,116)	(878,819)	10,342,698	—	(1,047)	—	380,246
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	11,898,172	1,039,936	(319,130)	7,610	12,626,588	38,807	4,405	356,017	1,227,074
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	10,285,151	381,022	(572,192)	521,577	10,615,558	—	242,063	—	309,492
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	137,270,041	9,757,324	(4,839,844)	5,379,704	147,567,225	1,284,881	106,251	2,939,851	12,721,312
4	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	29,261,237	1,251,622	(830,945)	688,718	30,370,632	—	80,577	—	1,250,335
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares
	48,315,671	4,633,835	(4,485,380)	(1,207,804)	47,256,322	143,560	(536,801)	215,548	4,500,602
Variable Portfolio - Partners International Growth Fund, Class 1 Shares
	19,291,378	1,098,676	(3,876,225)	1,296,743	17,810,572	182,515	19,427	40,318	1,448,014
Variable Portfolio - Partners International Value Fund, Class 1 Shares
	18,932,660	3,278,211	(2,722,373)	(3,042,818)	16,445,680	—	(528,003)	194,458	2,113,840
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	12,381,369	659,533	(1,015,620)	1,011,390	13,036,672	—	102,550	—	477,884
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	13,425,677	2,800,633	(75,975)	(2,683,462)	13,466,873	—	(8,471)	—	589,618
Total	1,380,829,968			32,473,280	1,436,823,232	7,002,163	7,670,073	18,607,961

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2020	5